Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,704,330		¥ 3,964,435
Held-to-maturity securities	16,511	[1]	26,693	[1]
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	16,511	[2]	26,693	[2]
Debt	(4,894,188)		(4,111,244)
Carrying amount | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	4,278,460	[3]	3,607,127	[3]
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	16,556	[2]	26,757	[2]
Debt	(4,966,318)		(4,176,361)
Estimated fair value | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,326,333	[3]	¥ 3,653,850	[3]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.
[2]	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.
[3]	The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.